Summarized Information about Share Options Exercisable and Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares	350,225
Share options exercisable, weighted average exercise price	$ 18.61
Share options outstanding, number of shares	943,382
Share options outstanding, weighted average exercise price	$ 26.43
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares	58,805
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares	58,805
Share options outstanding, weighted average exercise price	$ 7.10
$16.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.50
Share options exercisable, number of shares	127,314
Share options exercisable, weighted average exercise price	$ 16.50
Share options outstanding, number of shares	127,314
Share options outstanding, weighted average exercise price	$ 16.50
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares	56,831
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares	104,374
Share options outstanding, weighted average exercise price	$ 16.97
$28.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.05
Share options exercisable, number of shares	43,753
Share options exercisable, weighted average exercise price	$ 28.05
Share options outstanding, number of shares	182,763
Share options outstanding, weighted average exercise price	$ 28.05
$28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
Share options exercisable, number of shares	37,658
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares	105,111
Share options outstanding, weighted average exercise price	$ 28.26
$28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.54
Share options exercisable, number of shares	23,364
Share options exercisable, weighted average exercise price	$ 28.54
Share options outstanding, number of shares	141,108
Share options outstanding, weighted average exercise price	$ 28.54
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options exercisable, number of shares	2,500
Share options exercisable, weighted average exercise price	$ 31.34
Share options outstanding, number of shares	10,000
Share options outstanding, weighted average exercise price	$ 31.34
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options outstanding, number of shares	213,907
Share options outstanding, weighted average exercise price	$ 38.36